Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Regulated Operations [Abstract]
Schedule of Regulatory Assets and Liabilities	The following table summarizes the regulatory assets and liabilities recorded in the Consolidated Balance Sheets, as well as the remaining period, as at December 31, 2021 and 2020, over which the Corporation expects to realize or settle the assets or liabilities:

As at December 31	2021	2020	Recovery Period
Regulatory assets - current
Deferred cost of gas (a)	$20	$18	Less than one year
Accelerated replacement recovery mechanisms (b)	7	6	Less than one year
Interruptible sharing (c)	—	2	n/a
Energy optimization costs	5	1	Less than one year
Virginia and Maryland revenue normalization (c)	16	19	Less than one year
	$48	$46
Regulatory assets - non-current
Deferred regulatory costs (c) (d)	$199	$158	1 - 54 years
Future recovery of pension and other retirement benefits (c)	33	68	10 - 20 years
Future recovery of non-retirement employee benefits (c) (e)	19	22	Various
Deferred environmental costs (c) (f)	16	15	Various
Deferred loss on debt transactions and derivative instruments (c) (g)	89	93	Various
Deferred future income taxes (c) (h)	43	46	Various
Energy efficiency program - Maryland (i)	23	18	Various
COVID-19 costs (j)	6	10	Various
Other	8	14	Various
	$436	$444
Regulatory liabilities - current
Deferred cost of gas (a)	$71	$56	Less than one year
Refundable tax credit (k)	2	2	Less than one year
Federal income tax rate change (l)	1	20	Less than one year
Interruptible sharing (c)	4	1	Less than one year
Virginia Coronavirus Relief Fund (m)	1	10	Less than one year
Other	—	1	n/a
	$79	$90
Regulatory liabilities - non-current
Refundable tax credit (k)	$—	$2	n/a
Future expense of pension and other retirement benefits (c)	425	335	Various
Future removal and site restoration costs (n)	453	462	Various
Deferred gain on debt transactions and derivative instruments (c) (g)	1	1	Various
Federal income tax rate change (l)	543	578	Various
Other	2	3	Various
	$1,424	$1,381
(a)Washington Gas is not entitled to a rate of return on these assets. Washington Gas is allowed to recover and required to pay, using short-term interest rates, the carrying costs related to billed gas costs due from and to its customers in the District of Columbia and Virginia jurisdictions.
(b)Represents amounts for deferred over or under collections of surcharges associated with Washington Gas' accelerated pipeline recovery programs in the District of Columbia, Maryland, and Virginia.
(c)Washington Gas is not entitled to a rate of return on these assets.
(d)Includes deferred gas costs and fair value of derivatives, which are not included in customer bills until settled.
(e)Represents the timing difference between the recognition of workers compensation and short-term disability costs in accordance with generally accepted accounting principles and the way these costs are recovered through rates.
(f)This balance represents allowed environmental remediation expenditures at SEMCO and Washington Gas sites to be recovered through rates.
(g)The losses or gains on the issuance and extinguishment of debt and interest-rate derivative instruments include unamortized balances from transactions executed in prior years. These transactions create gains and losses that are amortized over the remaining life of the debt as prescribed by regulatory accounting requirements. As at December 31, 2021, this also includes a fair value adjustment of $72 million (December 31, 2020 - $76 million) recorded on the WGL Acquisition in 2018.
(h)This balance represents amounts due from customers for deferred tax assets and liabilities related to tax benefits/expenses on deductions flowed directly to customers prior to the adoption of income tax normalizations for ratemaking purposes and to tax rate changes.
(i)Represents amounts for deferred credits associated with Washington Gas' participation in the energy conservation and efficiency program EmPower in Maryland.
(j)Regulatory assets established to capture and track incremental COVID-19 related costs.
(k)On September 18, 2013, CINGSA received a US$15 million gas storage facility tax credit from the State of Alaska for the benefit of its firm storage service customers. CINGSA acted as a custodian of the tax credit and any interest earned for the benefit of CINGSA's customers. On an annual basis from 2012 to 2021, CINGSA disbursed to the customers 1/10th of the amount of the tax credit not subject to refund to the State and interest earned.
(l)The Tax Cuts and Jobs Act (TCJA) was enacted on December 22, 2017, and required the Corporation to revalue its U.S. deferred tax assets and liabilities in 2018 to the lower federal corporate tax rate of 21 percent, resulting in excess accumulated deferred income taxes. The tax rate reduction created a reduction in deferred tax liability, which SEMCO Gas and Washington Gas are required to refund to ratepayers.
(m)The Virginia Coronavirus Relief Fund was received by WGL to provide direct assistance to Virginia customers with balances over 60 days in arrears.
(n)This amount and timing of draw down is dependent upon the cost of removal of the underlying utility property, plant and equipment and its useful life.